Provisions - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Discount rate used in calculation of provision		10.59%	10.03%
Total claims and legal actions in aggregate claimed amount	$ 428	$ 469	$ 391
Estimate of probable loss	359	322	349
Contingent liabilities	$ 69	$ 147	$ 42
Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	9.32%
Top of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	12.42%